ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Salary and welfare payable	$ 29,724	$ 26,963
Accrued expenses	11,510	16,190
Payables for purchase of property, plant and equipment	2,861	2,878
Payables for purchase of educational merchandise	3,741	3,141
Other tax payable	917	282
Acquisition consideration payable	575	5,719
Others	7,144	5,256
Total accrued expenses and other current liabilities	$ 56,472	$ 60,429